LEASES, COMMITMENTS AND CONTINGENCIES - Schedule of Future Minimum Rental Payments for Operating Leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2019	$ 3,133
2020	1,018
2021	550
2022	506
2023	373
Thereafter	621
Total future minimum lease payments	$ 6,201